Shareholders' Equity	12 Months Ended
Dec. 31, 2020
Equity [Abstract]
Shareholders' Equity	Shareholders’ Equity

Shares Authorized and Outstanding

The Board of Directors of the Parent (the “Board”) is authorized to issue shares of any class in the capital of the Parent. The authorized shares of the Parent consist of 1.850 billion ordinary shares with a $0.10 per share par value.

Ordinary shares outstanding were as follows:

	December 31,
	2020	2019	2018
Balance at beginning of year	204,435,333	204,210,731	203,446,572
Shares issued under restricted stock plans	421,231	224,602	619,614
Shares issued upon exercise of stock options	—	—	144,545
Balance at end of year	204,856,564	204,435,333	204,210,731

Repurchases of Ordinary Shares

The Parent has the authority to repurchase, subject to a maximum repurchase price, a maximum of 20,474,483 ordinary shares of the Company. This authority remains valid until December 24, 2021, unless previously revoked, varied, or renewed at the 2021 annual general meeting.

The Parent did not repurchase any of its ordinary shares in 2020, 2019, or 2018.

Dividends

We declared a $0.20 cash dividend per share during the first quarter of 2020 and all four quarters of 2019 and 2018. Future dividends are subject to Board approval.

The RCF Agreement and TLF Agreement limit the aggregate amount of dividends and repurchases of the Parent’s ordinary shares in each year to $300 million based on ratings by Moody’s and S&P. As discussed in Note 16 - Debt, in May 2020, the Company entered into amendments to these agreements which include terms that prohibit restricted payments, including dividends and ordinary share repurchases, through June 30, 2021.
Accumulated Other Comprehensive Income

The following table details the changes in AOCI:

		Unrealized Gain (Loss) on:		AOCI
($ thousands)	Foreign Currency Translation	Hedges	Other	Total	Attributable to non-controlling interests	Attributable to IGT PLC
Balance at December 31, 2017	338,146	(5,227)	6,001	338,920	1,249	340,169
Change during period	(90,309)	(163)	(4,979)	(95,451)	18,691	(76,760)
Reclassified to operations (1)	(4,254)	536	—	(3,718)	—	(3,718)
Tax effect	3,779	(1,904)	(29)	1,846	—	1,846
Other comprehensive (loss) income	(90,784)	(1,531)	(5,008)	(97,323)	18,691	(78,632)
Balance at December 31, 2018	247,362	(6,758)	993	241,597	19,940	261,537
Change during period	(18,172)	237	2,877	(15,058)	15,906	848
Reclassified to operations (1)	1,623	(2,183)	—	(560)	—	(560)
Tax effect	22	495	183	700	—	700
Other comprehensive (loss) income	(16,527)	(1,451)	3,060	(14,918)	15,906	988
Balance at December 31, 2019	230,835	(8,209)	4,053	226,679	35,846	262,525
Change during period	128,275	(674)	(269)	127,332	(59,455)	67,877
Reclassified to operations (1)	(507)	(47)	—	(554)	—	(554)
Tax effect	(217)	184	—	(33)	—	(33)
Other comprehensive income (loss)	127,551	(537)	(269)	126,745	(59,455)	67,290
Balance at December 31, 2020	358,386	(8,746)	3,784	353,424	(23,609)	329,815
(1) Foreign currency translation adjustments related to liquidated subsidiaries were reclassified into foreign exchange (loss) gain, net on the consolidated statements of operations for the years ended December 31, 2020 and 2019. Unrealized gain (loss) on hedges were reclassified into service revenue in the consolidated statements of operations for the years ended December 31, 2020, 2019, and 2018, respectively